Note 8 - Share-based Compensation (Details Textual) - The 2017 Omnibus Incentive Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 09, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		2,137,037
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 859
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 222 days
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 610
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 171 days